Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties
Summary of transactions with related party

	December 31,
	2025	2024	2023

	(Euro, in thousands)

Trade and other receivables (1)	€3,833	€2,268	€5,198
Trade and other payables	—	—	585

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)

Revenues recognized related to the performance obligation for the drug discovery platform	€1,068,967	€230,182	€230,242
Revenues recognized related to the filgotinib performance obligation (2)	—	26,041	429,439
Royalty income related to the commercialization of filgotinib	12,177	10,604	9,466
Cost reimbursements related to the development of GLPG1690 (3)	—	128	299
Cross charges from and to Gilead relating to filgotinib (4)	€36	€—	€3,643

Summary of remuneration package of the members of key management personnel

	Year ended December 31,
	2025	2024	2023
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits to executive Committee members as a group (1)	€3,762	€3,279	€3,902
Board fees for members of the Board of Directors	791	859	749
Post-employment benefits (2)	216	186	209
Severance package (3)	1,520	—	3,150
Subscription rights granted in the year
Number of subscription rights granted in the year to Executive Committee members as a group	1,510,000	185,000	325,000
Total cost to be recognized for subscription rights granted in the year under IFRS 2	€15,275	€1,765	€5,163
Number of RSUs granted in the year
Total number of RSUs granted in the year to Executive Committee members as a group (1)(4)	429,924	299,516	331,066